Financial Instruments - Summary of Percentage of Revenues (Details)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Revenue from top five customers	11.40%	11.00%	11.60%
Revenue from top ten customers	19.30%	18.10%	19.20%